Inventories (Summary of Inventories) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories [Line Items]
Finished goods	$ 175.4	$ 121.9
Work in progress	12.0	6.8
Raw materials and supplies	79.8	57.8
Total inventories	$ 267.2	$ 186.5